SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of reportable segments

For the six months ended June 30, 2025
By Business Unit	IT

Revenue	$5,977
Cost of revenue	(303,987)
Depreciation	(5,636)
Net loss before taxation	(512,137)

Total assets	$253,886

For the six months ended June 30, 2024
By Business Unit	IT

Revenue	$544,318
Cost of revenue	(315,535)
Depreciation	(5,219)
Net income before taxation	90,327

Total assets	$306,395

	For the six months ended June 30, 2025
By Country	United States	British Virgin Islands	Bangladesh	Malaysia	Total

Revenue	$–	$–	–	$5,977	$5,977
Cost of revenue	–	–	–	(303,987)	(303,987)
Depreciation and amortization	–	–	–	(5,636)	(5,636)
Net loss before taxation	–	(56,222)	(1)	(455,914)	(512,137)

Total assets	$–	$–	$2,486	$251,400	$253,886

	For the six months ended June 30, 2024
By Country	United States	British Virgin Islands	Bangladesh	Malaysia	Total

Revenue	$–	$–	$196	$544,122	$544,318
Cost of revenue	–	–	(2,679)	(312,856)	(315,535)
Depreciation and amortization	–	–	–	(5,219)	(5,219)
Net loss before taxation	(74,178)	–	(17,682)	182,187	90,327

Total assets	$–	$–	$4,724	$301,671	$306,395